SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On January 4, 2023, Brookfield Infrastructure, alongside institutional partners (the “HomeServe consortium”), completed the acquisition of HomeServe PLC (“HomeServe”), a residential infrastructure business operating in North America and Europe, and acquired all the issued and outstanding shares of HomeServe for £12 per share or approximately $1.2 billion (HomeServe consortium total of approximately $4.9 billion). The partnership has an effective 26% and 25% interest in HomeServe’s North American and European businesses, respectively.
Due to the recent closing of the acquisition, the complete valuation and initial purchase price accounting for the business combination is not available as at the date of release of these financial statements. As a result, the partnership has not provided amounts recognized as at the acquisition date for certain major classes of assets acquired and liabilities assumed.